Revenue from contracts with customers - Summary of the Transaction Price Allocated to the Remaining Performance Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 30,157	€ 18,453
Service revenue from the sale of charging equipment
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	100.00%
Within one year
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 30,157	14,062
More than one year
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 0	€ 4,391
Transaction price allocated to unsatisfied performance obligations	100.00%